Employment and Compensation Arrangements - Restricted Stock Units (RSUs) (Details) - Restricted Stock Units (RSUs) [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding as of December 31, 2018 | shares	0
Granted | shares	327,398
vested | shares	(34,216)
Outstanding as of December 31, 2019 | shares	293,182
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Outstanding as of December 31, 2018 | $ / shares	$ 0.00
Granted | $ / shares	16.66
Vested | $ / shares	15.90
Outstanding as of December 31, 2019 | $ / shares	$ 16.75
Fair value of RSUs vested | $	$ 544